Issued capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Issued capital
Issued capital
a) Changes
At 31 December 2016 the Bank’s share capital consisted of 14,582,340,701 shares with a total par value of EUR 7,291 million.
As a result of the acquisition of Banco Popular Español, S.A.U. described in Note 3, and in order to strengthen and optimize the bank’s equity structure to provide adequate coverage of the acquisition, the Group, on 3 July 2017, reported on the agreement of the executive committee of Banco Santander , S.A.to increase the capital of the Bank by EUR 729 million by issuing and putting into circulation 1,458,232,745 new ordinary shares of the same class and series as the shares currently in circulation and with preferential subscription rights for the shareholders.
The issue of new shares was carried out at a nominal value of fifty euro cents (EUR 0.50) plus a premium of EUR 4.35 per share, so the total issue rate of the new shares was EUR 4.85 per share and the total effective amount of the capital increase (including nominal and premium) of EUR 7,072 million.
Each outstanding share had been granted a preferential subscription right during the preferential subscription period that took place from 6 to 20 July 2017, where 10 preferential subscription rights were required to subscribe 1 new share.
On 7 November 2017, a capital increase of EUR 48 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 95,580,136 shares were issued (0.66% of the share capital).
At 31 December 2017, the Bank’s share capital consisted of 16,136,153,582 shares with a total par value of EUR 8,068 million.
On 7 November 2018, a capital increase of EUR 50 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 100,420,360 shares were issued (0.62% of the share capital).
At 31 December 2018, the Bank’s share capital consisted of 16,236,573,942 shares with a total par value of EUR 8,118 million.
On 10 September 2019, a capital increase of EUR 191 million was carried out with the issuance of 381,540,640 shares (2.35% of the Bank's share capital). to meet the takeover bid for 16.69% of the share capital of Banco Santander México, S.A. (see Note 3.a).
Therefore, the Bank’s new capital consists of EUR 8,309 million at 31 December 2019, represented by 16,618,114,582 shares of EUR 0.50 of nominal value each one and all of them from a unique class and series.
The Bank’s shares are listed on the Spanish Stock Market Interconnection System and on the New York, London, Mexico and Warsaw Stock Exchanges, and all of them have the same features and rights. Santander shares are listed on the London Stock Exchange under Crest Depository Interest (CDI’s), each CDI representing one Bank’s share. They are also listed on the New York Stock Exchange under American Depositary Receipts (BDRs), each BDR representing one share. During 2018 and the beginning of 2019 the number of markets where the Bank is listed has been reduced; the Bank's shares has been delisted from Buenos Aires, Milan, Lisboa and Sao Paulo's markets.
At 31 December 2019, no shareholder of the Bank individually held more than 3% of its total share capital (which is the significant threshold generally established under Spanish regulations for a significant holding in a listed company to be disclosed). While at 31 December 2019 certain custodians appeared in the register of shareholders as holding more than 3% of the share capital, the Bank understands that those shares were held in custody on behalf of other investors, none of which exceeded that threshold individually. These custodians were State Street Bank and Trust Company (14.06%), The Bank of New York Mellon Corporation (8.12%), Chase Nominees Limited (6.38%), EC Nominees Limited (3.97%) and BNP Paribas (3.40%).
Also, as of that date, BlackRock Inc. had communicated a significant participation in voting rights in the Bank (5.426%), although it specified that the corresponding shares were held on behalf of several funds or other investment entities and that none of them exceeded 3% individually.
Throughout 2019 BlackRock Inc. informed the CNMV of the movements regarding its voting rights in the Bank: 6 February, increase above 5%, 17 April, decrease below 5%, 9 May, increase above 5% and, 23 October, decrease below 5%.
It should be noted that there may be some overlap in the holdings declared by the above mentioned custodians and asset manager.
At 31 December 2019, neither the Bank´s shareholders registry nor the CNMV's registry showed any shareholder resident in a tax haven with a shareholding of 1% or higher of the share capital (which is the other threshold applicable under Spanish regulations).
b) Other considerations
The ordinary general meeting of shareholders of 7 April 2017 also agreed to delegate to the board of directors the broadest powers so that, within one year from the date of the meeting, it can indicate the date and set the conditions for a capital increase with the issuance of new shares, for an amount of EUR 500 million. The capital increase will have no value or effect if, within the period of one year, the board of directors does not exercise the powers delegated to it.
Likewise, the additional capital authorised by the ordinary general meeting of shareholders on 7 April 2017 is not more than EUR 3,645,585,175. The term available to the Bank’s administrators to execute and carry out capital increases up to that limit ends on 7 April 2020. The agreement grants the board the power to totally or partially exclude the pre-emptive subscription right under the terms of article 506 of the Capital Companies Law, although this power is limited to EUR 1,458,234,070.
At 23 March 2018, the ordinary general meeting of shareholders also agreed to delegate to the board of directors the broadest power to execute the capital increase agreement adopted by the shareholders meeting and the authorization to the Board of directors to increase it.
At 31 December 2019 the shares of the following companies were listed on official stock markets: Banco Santander Río, S.A.; Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México; Banco Santander - Chile; Santander Chile Holding S.A.; Banco Santander (Brasil) S.A., Santander Bank Polska S.A. (former Bank Zachodni WBK S.A.) and Santander Consumer USA Holdings Inc.
At 31 December 2019 the number of Bank shares owned by third parties and managed by Group management companies (mainly portfolio, collective investment undertaking and pension fund managers) or jointly managed was 40 million shares, which represented 0.24% of the Bank’s share capital (63 and 52 million shares, representing 0.39% and 0.32% of the share capital in 2018 and 2017, respectively). In addition, the number of Bank shares owned by third parties and received as security was 227 million shares (equal to 1.36% of the Bank’s share capital).
At 31 December 2019 the capital increases in progress at Group companies and the additional capital authorised by their shareholders at the respective general meetings were not material at Group level (See Appendix V).